RIGHT TO USE ASSETS AND LEASE LIABILITITY (Details Narrative)					6 Months Ended		12 Months Ended		61 Months Ended
	Sep. 05, 2019 USD ($) ft²	May 09, 2019 USD ($) ft²	Sep. 13, 2017 USD ($)	Jan. 23, 2017 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Apr. 16, 2021 USD ($)	Jan. 02, 2019 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Rent payments									$ 2,508
Lessee, Operating Lease, Renewal Term				8 years
Rent payments				$ 960	$ 3,683	$ 6,263			2,508
Area of land | ft²	5,000
Annual rent, year one	$ 42,000		$ 39,200							$ 42,000
Annual rent, year two	$ 44,800		$ 42,000							$ 44,800
Right of use assets					332,214		$ 365,025	$ 473,242	365,025		$ 529,135
Lease liabilities					115,995		$ 124,909	110,678	$ 124,909		$ 531,462
Lease term description	two-year		two year
Lease percentage							8.00%		8.00%
Lease present value							$ 559,568		$ 559,568
Lease expenses							98,888
Related Party [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Rent payments							$ 13,092	$ 14,793
Socialist Republic of Vietnam [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Lessee, Operating Lease, Renewal Term		5 years
Area of land | ft²		4,560.57
Annual rent, year one		$ 45,150
Annual rent, year two		$ 45,150
Rent increase percentage		5.00%
Socialist Republic of Vietnam [Member] | Three through Five Years [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Rent increase percentage		5.00%
Adoption of NewGuidance [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Right of use assets					79,862
Lease liabilities					$ 79,862